PIMCO Funds

Supplement Dated March 5, 2009 to the

Bond Funds Institutional and Administrative Class Prospectus, dated October 1, 2008

Disclosure Related to the PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) each has changed its non-fundamental policy regarding its investments in instruments that are economically tied to foreign (non-U.S.) countries. As a result, the sentence related to each such Fund’s investments in instruments that are economically tied to foreign (non-U.S.) countries in the “Fund Summaries-Principal Investments and Strategies” section of the Prospectus for each such Fund (Column A in the table below) is deleted and replaced in its entirety with the sentence describing such Fund’s new non-fundamental policy (Column B in the table below):

	Column A	Column B
Funds	Prior Non-Fundamental Policy	New Non-Fundamental Policy
PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“Investments in instruments that are economically tied to foreign (non-U.S.) countries will normally vary between 25% and 75% of the Fund’s total assets.”	“The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.”

Further, effective immediately, all other references to the Global Bond Fund (Unhedged)’s and the Global Bond Fund (U.S. Dollar-Hedged)’s investments in instruments that are economically tied to foreign (non-U.S.) countries are changed to reflect the change in the policy noted above.

Disclosure Related to the PIMCO Income Fund

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Income Fund. Accordingly, footnote 5 to the “Annual Fund Operating Expenses” table in the “Fund Summaries” section of the Prospectus relating to the Income Fund, which previously stated that such waiver was in effect until March 31, 2009, is deleted and replaced in its entirety with the following:

(5) PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Further, the first sentence of the paragraph immediately following the advisory fee table in the “Management of the Funds-Advisory Fees” section of the Prospectus is deleted and replaced in its entirety with the following sentence:

Additionally, for the Income Fund, PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008, and

Bond Funds Class P Prospectus, dated September 1, 2008

Disclosure Related to the PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the Global Bond Fund (U.S. Dollar-Hedged) has changed its non-fundamental policy regarding its investments in instruments that are economically tied to foreign (non-U.S.) countries. As a result, the sentence related to the Fund’s investments in instruments that are economically tied to foreign (non-U.S.) countries in the “Fund Summaries-Principal Investments and Strategies” section of the Prospectus for the Fund (Column A in the table below) is deleted and replaced in its entirety with the sentence describing the Fund’s new non-fundamental policy (Column B in the table below):

	Column A	Column B
Fund	Prior Non-Fundamental Policy	New Non-Fundamental Policy
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“Investments in instruments that are economically tied to foreign (non-U.S.) countries will normally vary between 25% and 75% of the Fund’s total assets.”	“The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.”

Further, effective immediately, all other references to the Global Bond Fund (U.S. Dollar-Hedged)’s investments in instruments that are economically tied to foreign (non-U.S.) countries are changed to reflect the change in the policy noted above.

Disclosure Related to the PIMCO Income Fund

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Income Fund. Accordingly, footnote 4 to the “Annual Fund Operating Expenses” table in the “Fund Summaries” section of the Bond Funds Class A, Class B and Class C Prospectus relating to the Income Fund and footnote 5 to the “Annual Fund Operating Expenses” table in the “Fund Summaries” section of the Bond Funds Class P Prospectus relating to the Income Fund, both of which previously stated that such waiver was in effect until March 31, 2009, are deleted and replaced in their entirety with the following:

PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Further, the third sentence of the paragraph immediately following the advisory fee table in the “Management of the Funds-Advisory Fees” section of the Prospectus is deleted and replaced in its entirety with the following sentence:

Additionally, for the Income Fund, PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

Bond Funds Class D Prospectus, dated October 1, 2008

Disclosure Related to the PIMCO Global Bond Fund (Unhedged)

Effective immediately, the Global Bond Fund (Unhedged) has changed its non-fundamental policy regarding its investments in instruments that are economically tied to foreign (non-U.S.) countries. As a result, the sentence related to the Fund’s investments in instruments that are economically tied to foreign (non-U.S.) countries in the “Fund Summaries-Principal Investments and Strategies” section of the Prospectus for the Fund (Column A in the table below) is deleted and replaced in its entirety with the sentence describing the Fund’s new non-fundamental policy (Column B in the table below):

	Column A	Column B
Fund	Prior Non-Fundamental Policy	New Non-Fundamental Policy
PIMCO Global Bond Fund (Unhedged)	“Investments in instruments that are economically tied to foreign (non-U.S.) countries will normally vary between 25% and 75% of the Fund’s total assets.”	“The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.”

Further, effective immediately, all other references to the Global Bond Fund (Unhedged)’s investments in instruments that are economically tied to foreign (non-U.S.) countries are changed to reflect the change in the policy noted above.

Disclosure Related to the PIMCO Income Fund

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Income Fund. Accordingly, footnote 5 to the “Annual Fund Operating Expenses” table in the “Fund Summaries” section of the Prospectus relating to the Income Fund, which previously stated that such waiver was in effect until March 31, 2009, is deleted and replaced in its entirety with the following:

(5) PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Further, the last sentence of the paragraph immediately following the advisory fee table in the “Management of the Funds-Advisory Fees” section of the Prospectus is deleted and replaced in its entirety with the following sentence:

Additionally, for the Income Fund, PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

Bond Funds Class R Prospectus, dated July 31, 2008

Disclosure Related to the PIMCO Income Fund

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Income Fund. Accordingly, footnote 4 to the “Annual Fund Operating Expenses” table in the “Fund Summaries” section of the Prospectus relating to the Income Fund, which previously stated that such waiver was in effect until March 31, 2009, is replaced in its entirety with the following:

(4) In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Further, the last sentence of the paragraph immediately following the advisory fee table in the “Management of the Funds-Advisory Fees” section of the Prospectus is deleted and replaced in its entirety with the following sentence:

For the Income Fund, PIMCO has contractually agreed, until July 31, 2010, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference